Related party transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Amounts receivable, related party transactions	$ 3.2	$ 1.2
Interest revenue	0.5	0.7
Associates [member]
Statements Line Items
Amounts receivable, related party transactions	$ 1.7	$ 1.2